Sanctions	12 Months Ended
Dec. 31, 2023
SANCTIONS
Sanctions

38.  SANCTIONS

The following Group companies have received sanctions from administrative authorities:

1.	Enel Generación Chile S.A.
1.1.	As of December 31, 2023, the sanction proceeding before the Regional Health Ministry (SEREMI) of Valparaiso, initiated by Inspection Record No. 1705213, in the amount of 500 UTM (ThCh$32,108) for alleged breaches of obligations and regulations related to the Noise Exposure Protocols and other health surveillance regulations at the Quintero plant is pending resolution.
1.2.	As of December 31, 2023, the sanction proceeding before the Regional Health Ministry (SEREMI) of Tarapacá, initiated by Inspection Record No. 000766, in the amount of 500 UTM (ThCh$32,108) for the alleged breach by CELTA in the use of lime in the Tarapacá Thermal Power Station is pending resolution.
1.3.	As of December 31, 2023, the sanction proceeding before the Regional Health Ministry (SEREMI) of Coquimbo, initiated by Inspection Record No. 10066, as of June 21, 2016, in the amount of 500 UTM (ThCh$32,108) for the alleged breach by GasAtacama (now Enel Generación Chile, its successor by merger) for keeping waste in an unauthorized area is pending resolution.
1.4.	As of December 31, 2023, the sanction proceeding initiated by the Regional Health Ministry (SEREMI) of the Metropolitan Region, initiated by Exempt Resolution No. 20131261, in the amount of 50 UTM (ThCh$3,211) for the alleged violation of health regulations due to COVID-19 is pending resolution.
2.	Enel Distribución Chile S.A.
2.1.	By means of Exempt Resolution No. 10,921 dated February 21, 2022, the Superintendence of Electricity and Fuels imposed on Enel Distribución a fine equivalent to 39,261 UTM (ThCh$2,521,184) on the basis that Enel Distribución did not comply with the provisions of Article 4-1 of the Technical Norm of Service Quality for Distribution Systems, in relation to Articles 145 and 222, letter h), of the Regulation of the General Law of Electric Services and, in turn, in relation to Articles 72-14 and 130 of the General Law of Electric Services, which is evident from the information provided by the company in the process titled “Interruptions 2018”. Enel Distribución filed an appeal for reconsideration against this resolution, which is pending resolution.

3.	Enel Green Power Chile S.A.
3.1.	By means of Resolution No. 1 dated August 9, 2018, the Superintendence of Environment (SMA) brought charges against Enel Green Power Chile for alleged environmental violations committed by its subsidiary Geotérmica del Norte S.A. (“GDN”) during the construction phase of the Cerro Pabellón geothermal power plant. There are sixteen violations charged, with thirteen classified as minor and three as serious. The three serious charges relate to archaeological matters. A compliance program was filed, which was dismissed. Subsequently, by resolution dated December 16, 2019, the SMA sent an official notice to the National Monuments Council to issue a statement regarding GDN’s archaeological defenses. On March 4, 2024, the SMA issued a fine of 674.9 UTA (ThCh$524,746), which was paid on March 13, 2024. The company is awaiting the formal termination of the process.

In relation to the sanctions described above, the Group has recorded provisions of ThCh$2,620,719 as of December 31, 2023 (see Note 25). There are other sanctions matters that also have associated provisions but are not described in this note since individually they represent immaterial amounts. Management believes that the provisions recorded adequately cover the risks and, therefore, does not expect additional liabilities other than those already recorded.